INSURANCE COVERAGE	12 Months Ended
Dec. 31, 2023
INSURANCE COVERAGE
INSURANCE COVERAGE
31.    INSURANCE COVERAGE
The Company has insurance coverage for operational risks, with a maximum coverage of US$1,000,000 corresponding to R$4,841,300. Additionally, the Company has insurance coverage for civil general liabilities in the amount of US$20,000 corresponding to R$96,826 as of December 31, 2023.
The Company’s Management considers these amounts adequate to cover any potential liabilities, risks and damage to its assets, and any loss of profits.
The Company does not have insurance coverage for its forests. To mitigate the risk of fire, the Company maintains internal fire brigades, a watchtower network, and a fleet of fire trucks. There is no history of material losses arising from forest fires.
The Company has a domestic transportation insurance policy with a maximum coverage of R$60,000 and international policy in the amount of US$75,000 corresponding to R$363,098, effective through May 2024, and renewable for an additional 18 months.
In addition, it has insurance coverage for civil responsibility of Directors and Executives (“D&O”) at amounts considered adequate by Management.
The assessment of the sufficiency of insurance coverage is not part of the scope of the examination of the financial statements by the independent auditors.